Supplement to the
Fidelity® Low-Priced Stock Fund
September 29, 2008
Prospectus

After the close of business on Monday, December 15, 2008, shares of Low-Priced Stock will be available to new accounts.

The following information replaces the introductory paragraph found under the heading "Fee Table" on page 5.

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund. The following fees and expenses are based on the average net assets during the fund's most recent fiscal year. To the extent that current net assets are less or greater than the average during the most recent fiscal year, total annual operating expenses for the current fiscal year may be higher or lower than the information presented.

Effective September 14, 2009, the following information replaces the "Minimums" table found in the "Buying and Selling Shares" section on page 12.

Minimums
Initial Purchase	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAsA	$200
Balance	$2,000
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500

A Requires monthly purchases of $200 until fund balance is $2,500 worth of shares.

Effective September 14, 2009, the following information replaces the similar information found in the "Buying and Selling Shares" section on page 12.

There is no minimum balance or initial purchase minimum for investments through Portfolio Advisory Services, a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, certain Fidelity retirement accounts funded through salary deduction, or fund positions opened with the proceeds of distributions from such retirement accounts, or a Fidelity systematic withdrawal service. In addition, the fund may waive or lower purchase minimums in other circumstances.

LPS-09-01 July 30, 2009
1.480654.124

The following information found under the heading "Buying Shares" on page 15 is no longer applicable and has been removed from the prospectus.

Effective the close of business on December 31, 2003, new positions in the fund may no longer be opened. Shareholders of the fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the fund on December 31, 2003, generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if the fund had been established as an investment option under the plans (or under another plan sponsored by the same employer) by December 31, 2003, 2) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included the fund in their discretionary account program since December 31, 2003, 3) by a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, and 4) by a portfolio manager of the fund. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

The following information replaces the similar information found in the "Selling Shares" section on page 17.

A signature guarantee is designed to protect you and Fidelity from fraud. If you hold your shares in a Fidelity mutual fund account and submit your request to Fidelity by mail, Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  You wish to sell more than $100,000 worth of shares;
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  In certain situations when the redemption proceeds are being transferred to a Fidelity mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

The following information found in the "Selling Shares" section on page 17 is no longer applicable and has been removed from the prospectus.

  Remember to keep shares in your Low-Priced Stock fund position to be eligible to purchase additional shares of the fund.

Supplement to the
Fidelity® Low-Priced Stock Fund
Class K
September 29, 2008
Prospectus

After the close of business on Monday, December 15, 2008, shares of Low-Priced Stock will be available to new accounts.

The following information found under the heading "Buying Shares" on page 12 is no longer applicable and has been removed from the prospectus.

Effective the close of business on December 31, 2003, new positions in the fund may no longer be opened. Shareholders of the fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the fund on December 31, 2003, generally will not be allowed to buy shares of the fund except that new fund positions may be opened by participants in most group employer retirement plans (and their successor plans) if the fund had been established as an investment option under the plans (or under another plan sponsored by the same employer) by December 31, 2003.

The following information replaces the similar information found in the "Selling Shares" section on page 14.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  You wish to sell more than $100,000 worth of shares;
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  In certain situations when the redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

LPS-K-09-01 July 30, 2009
1.882816.102

Supplement to the
Fidelity Value Discovery Fund
September 29, 2008
Prospectus

The following information replaces the introductory paragraph found under the heading "Fee Table" on page 5.

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund. The following fees and expenses are based on the average net assets during the fund's most recent fiscal year. To the extent that current net assets are less or greater than the average during the most recent fiscal year, total annual operating expenses for the current fiscal year may be higher or lower than the information presented.

Effective September 14, 2009, the following information replaces the "Minimums" table found in the "Buying and Selling Shares" section beginning on page 9.

Minimums
Initial Purchase	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAsA	$200
Balance	$2,000
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500

A Requires monthly purchases of $200 until fund balance is $2,500 worth of shares.

Effective September 14, 2009, the following information replaces the similar information found in the "Buying and Selling Shares" section beginning on page 9.

There is no minimum balance or initial purchase minimum for investments through Portfolio Advisory Services, a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, certain Fidelity retirement accounts funded through salary deduction, or fund positions opened with the proceeds of distributions from such retirement accounts, or a Fidelity systematic withdrawal service. In addition, the fund may waive or lower purchase minimums in other circumstances.

FVD-09-01 July 30, 2009
1.795326.107

The following information replaces the similar information found in the "Selling Shares" section beginning on page 13.

A signature guarantee is designed to protect you and Fidelity from fraud. If you hold your shares in a Fidelity mutual fund account and submit your request to Fidelity by mail, Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  You wish to sell more than $100,000 worth of shares;
  When the address on your account (record address) has changed within the last 15 days, or you are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  In certain situations when the redemption proceeds are being transferred to a Fidelity mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

Supplement to the
Fidelity Value Discovery Fund
Class K
September 29, 2008
Prospectus

The following information replaces the introductory paragraph found under the heading "Fee Table" on page 4.

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell Class K shares of the fund. The following fees and expenses are based on the average net assets during the fund's most recent fiscal year. To the extent that current net assets are less or greater than the average during the most recent fiscal year, total annual operating expenses for the current fiscal year may be higher or lower than the information presented.

The following information replaces the similar information found in the "Selling Shares" section beginning on page 13.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  You wish to sell more than $100,000 worth of shares;
  When the address on your account (record address) has changed within the last 15 days, or you are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  In certain situations when the redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

FVD-K-09-01 July 30, 2009
1.900391.100

Supplement to the
Fidelity® Balanced Fund
October 30, 2008
Prospectus

The following information replaces the introductory paragraph found under the heading "Fee Table" on page 6.

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund. The following fees and expenses are based on the average net assets during the fund's most recent fiscal year. To the extent that current net assets are less or greater than the average during the most recent fiscal year, total annual operating expenses for the current fiscal year may be higher or lower than the information presented.

Effective September 14, 2009, the following information replaces the "Minimums" table found in the "Buying and Selling Shares" section on page 13.

Minimums
Initial Purchase	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAsA	$200
Balance	$2,000
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500

A Requires monthly purchases of $200 until fund balance is $2,500 worth of shares.

Effective September 14, 2009, the following information replaces the similar information found in the "Buying and Selling Shares" section on page 13.

There is no minimum balance or initial purchase minimum for investments through Portfolio Advisory Services, a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, certain Fidelity retirement accounts funded through salary deduction, or fund positions opened with the proceeds of distributions from such retirement accounts, or a Fidelity systematic withdrawal service. In addition, the fund may waive or lower purchase minimums in other circumstances.

BAL-09-01 July 30, 2009
1.468108.117

The following information replaces the similar information found in the "Selling Shares" section beginning on page 16.

A signature guarantee is designed to protect you and Fidelity from fraud. If you hold your shares in a Fidelity mutual fund account and submit your request to Fidelity by mail, Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  You wish to sell more than $100,000 worth of shares;
  When the address on your account (record address) has changed within the last 15 days, or you are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  In certain situations when the redemption proceeds are being transferred to a Fidelity mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

Supplement to the
Fidelity® Balanced Fund
Class K
October 30, 2008
Prospectus

The following information replaces the introductory paragraph found under the heading "Fee Table" on page 6.

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell Class K shares of the fund. The following fees and expenses are based on the average net assets during the fund's most recent fiscal year. To the extent that current net assets are less or greater than the average during the most recent fiscal year, total annual operating expenses for the current fiscal year may be higher or lower than the information presented.

The following information replaces the similar information found in the "Selling Shares" section beginning on page 15.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  You wish to sell more than $100,000 worth of shares;
  When the address on your account (record address) has changed within the last 15 days, or you are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  In certain situations when the redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

BAL-K-09-01 July 30, 2009
1.878258.102

Supplement to the
Fidelity® Puritan® Fund
October 30, 2008
Prospectus

The following information replaces the introductory paragraph found under the heading "Fee Table" on page 5.

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund. The following fees and expenses are based on the average net assets during the fund's most recent fiscal year. To the extent that current net assets are less or greater than the average during the most recent fiscal year, total annual operating expenses for the current fiscal year may be higher or lower than the information presented.

Effective September 14, 2009, the following information replaces the "Minimums" table found in the "Buying and Selling Shares" section on page 13.

Minimums
Initial Purchase	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAsA	$200
Balance	$2,000
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500

A Requires monthly purchases of $200 until fund balance is $2,500 worth of shares.

Effective September 14, 2009, the following information replaces the similar information found in the "Buying and Selling Shares" section on page 13.

There is no minimum balance or initial purchase minimum for investments through Portfolio Advisory Services, a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, certain Fidelity retirement accounts funded through salary deduction, or fund positions opened with the proceeds of distributions from such retirement accounts, or a Fidelity systematic withdrawal service. In addition, the fund may waive or lower purchase minimums in other circumstances.

PUR-09-01 July 30, 2009
1.463149.117

The following information replaces the similar information found in the "Selling Shares" section beginning on page 16.

A signature guarantee is designed to protect you and Fidelity from fraud. If you hold your shares in a Fidelity mutual fund account and submit your request to Fidelity by mail, Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  You wish to sell more than $100,000 worth of shares;
  When the address on your account (record address) has changed within the last 15 days, or you are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  In certain situations when the redemption proceeds are being transferred to a Fidelity mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

Supplement to the
Fidelity® Puritan® Fund
Class K
October 30, 2008
Prospectus

The following information replaces the introductory paragraph found under the heading "Fee Table" on page 5.

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell Class K shares of the fund. The following fees and expenses are based on the average net assets during the fund's most recent fiscal year. To the extent that current net assets are less or greater than the average during the most recent fiscal year, total annual operating expenses for the current fiscal year may be higher or lower than the information presented.

The following information replaces the similar information found in the "Selling Shares" section beginning on page 15.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  You wish to sell more than $100,000 worth of shares;
  When the address on your account (record address) has changed within the last 15 days, or you are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  In certain situations when the redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

PUR-K-09-01 July 30, 2009
1.871758.101